INVESTMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-For-Sale Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	$ 383,664	$ 323,887	$ 230,604
Gross Realized Gains	11,333	15,017	11,224
Gross Realized Losses	(487)	(59)	(1,598)
Net Realized Gain (Loss)	10,846	14,958	9,626
Available-For-Sale Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	261,654	382,456	390,044
Gross Realized Gains	63	636	169
Gross Realized Losses	(17)	(4)	(11)
Net Realized Gain (Loss)	46	632	158
Held-to-Maturity Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	258,493	249,927	60,412
Gross Realized Gains	201	120	70
Net Realized Gain (Loss)	201	120	70
Trading Securities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales		1,006	10,264
Gross Realized Gains		28	336
Gross Realized Losses			(269)
Net Realized Gain (Loss)		28	67
Trading Securities | CALLS/MATURITIES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	6	3	628
Equities | SALES
Summary of the disposition of fixed maturities and equities
Proceeds From Sales	40,092	35,559	178,098
Gross Realized Gains	8,483	8,525	21,350
Gross Realized Losses	(2,354)	(1,082)	(14,481)
Net Realized Gain (Loss)	$ 6,129	$ 7,443	$ 6,869